Schedule III Real Estate and Accumulated Depreciation (Changes in Accumulated Depreciation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Beginning balance	$ 51,058,000	$ 25,312,000	$ 8,885,000
Additions	31,612,000	27,435,000	16,672,000
Dispositions	(424,000)	(1,689,000)	(245,000)
Ending balance	$ 82,246,000	$ 51,058,000	$ 25,312,000
Maximum [Member] | Building and Building Improvements [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful life	39 years
Maximum [Member] | Tenant Improvements [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful life	21 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful life	20 years